Payables and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Composition of Payables and Other Current Liabilities	The composition of “Payables and other current liabilities” at December 31, 2021 and December 31, 2020 is as follows:

Millions of euros	12/31/2021	12/31/2020
Payables	11,872	9,626
Trade payables	6,982	5,913
Payables to suppliers of property, plant and equipment	2,752	2,428
Payables for spectrum acquisition	569	178
Other payables	997	881
Dividends pending payment	228	215
Associates and joint ventures payables (Note 10)	344	11
Other current liabilities	1,338	1,286
Contract liabilities (Note 23)	958	976
Deferred revenue	115	93
Advances received	265	217
Total	13,210	10,912

Schedule of Current Other Payables	The composition of current "Other payables" at December 31, 2021 and December 31, 2020 is as follows:

Millions of euros	12/31/2021	12/31/2020
Accrued employee benefits	516	465
Other non-financial non-trade payables	481	416
Total	997	881

Schedule of Average Payment Period to Suppliers	In accordance with the aforementioned Law, the following information corresponding to the Spanish companies of the Telefónica Group is disclosed:

	2021	2020
Number of days
Weighted average maturity period	54	53
Ratio of payments	56	55
Ratio of outstanding invoices	42	40
Millions of euros
Total payments	7,671	7,311
Outstanding invoices	1,264	1,164